TAXATION - Earnings Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax [Line Items]
Income before income taxes	¥ 1,251,186,211	$ 179,721,652	¥ 407,375,203	¥ 148,875,037
Cayman Islands [Member]
Income Tax [Line Items]
Income before income taxes	(22,036,601)		57,199,049	8,709,933
China [Member]
Income Tax [Line Items]
Income before income taxes	498,042,536		532,128,623	438,904,245
Other Countries [Member]
Income Tax [Line Items]
Income before income taxes	¥ 775,180,276		¥ (181,952,469)	¥ (298,739,141)